BlackRock Advantage Large Cap Core V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2022
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.3%
Curtiss-Wright Corp. ................. 3,182 $ 442,807
General Dynamics Corp. .............. 7,826 1,660,442
HEICO Corp. ..................... 965 138,941
Lockheed Martin Corp. ............... 3,275 1,265,100
Northrop Grumman Corp. ............. 262 123,224
3,630,514
Air Freight & Logistics — 0.8%
CH Robinson Worldwide, Inc.
(a)
......... 3,780 364,052
Expeditors International of Washington, Inc. . 2,496 220,422
FedEx Corp. ...................... 1,026 152,330
United Parcel Service, Inc., Class B ...... 3,229 521,612
1,258,416
Auto Components — 0.2%
Aptiv plc
(b)
........................ 356 27,843
Lear Corp. ....................... 2,778 332,499
360,342
Automobiles — 2.0%
Tesla, Inc.
(b)
....................... 11,758 3,118,809
Banks — 3.2%
Bank of America Corp. ............... 77,705 2,346,691
Huntington Bancshares, Inc. ........... 1,974 26,017
JPMorgan Chase & Co. .............. 21,800 2,278,100
US Bancorp ...................... 5,610 226,195
4,877,003
Beverages — 2.5%
Brown-Forman Corp., Class B .......... 16,713 1,112,584
Coca-Cola Europacific Partners plc ....... 667 28,428
PepsiCo, Inc. ..................... 16,664 2,720,565
3,861,577
Biotechnology — 2.0%
AbbVie, Inc. ...................... 3,321 445,712
Amgen, Inc. ...................... 5,413 1,220,090
Biogen, Inc.
(b)
..................... 1,543 411,981
BioMarin Pharmaceutical, Inc.
(b)
......... 1,403 118,932
Blueprint Medicines Corp.
(b)
............ 3,701 243,859
Exact Sciences Corp.
(b)
............... 5,949 193,283
Exelixis , Inc.
(b)
..................... 3,235 50,725
Gilead Sciences, Inc. ................ 770 47,501
Horizon Therapeutics plc
(b)
............ 270 16,710
Novavax , Inc.
(b)
.................... 2,113 38,457
Seagen , Inc.
(b)
..................... 1,981 271,060
Ultragenyx Pharmaceutical, Inc.
(b)
........ 569 23,562
3,081,872
Building Products — 0.9%
AO Smith Corp. .................... 428 20,792
Builders FirstSource , Inc.
(b)
............ 4,700 276,924
Fortune Brands Home & Security, Inc. ..... 8,223 441,493
Owens Corning .................... 8,171 642,322
1,381,531
Capital Markets — 0.8%
Bank of New York Mellon Corp. (The) ..... 20,120 775,022
Charles Schwab Corp. (The) ........... 1,965 141,225
CME Group, Inc. ................... 872 154,457
Intercontinental Exchange, Inc. ......... 1,679 151,698
Northern Trust Corp. ................. 335 28,663
1,251,065
Security
Shares
Shares Value
Chemicals — 2.7%
CF Industries Holdings, Inc. ............ 204 $ 19,635
Corteva , Inc.
(a)
..................... 4,295 245,459
Ecolab, Inc. ...................... 9,131 1,318,699
FMC Corp. ....................... 9,609 1,015,672
Linde plc ........................ 5,820 1,569,014
LyondellBasell Industries NV, Class A ..... 976 73,473
4,241,952
Commercial Services & Supplies — 0.1%
Tetra Tech, Inc. .................... 1,660 213,360
Communications Equipment — 0.3%
Juniper Networks, Inc. ............... 17,757 463,813
Consumer Finance — 2.2%
American Express Co. ............... 14,574 1,966,178
Capital One Financial Corp. ............ 11,787 1,086,408
Discover Financial Services ............ 2,358 214,390
Synchrony Financial ................. 4,169 117,524
3,384,500
Diversified Consumer Services — 0.3%
H&R Block, Inc. .................... 9,028 384,051
Terminix Global Holdings, Inc.
(b)
......... 563 21,557
405,608
Diversified Financial Services — 1.9%
Berkshire Hathaway, Inc., Class B
(b)
...... 5,833 1,557,528
Voya Financial, Inc. ................. 23,595 1,427,497
2,985,025
Electric Utilities — 0.7%
Entergy Corp.
(a)
.................... 1,190 119,750
NextEra Energy, Inc. ................ 3,584 281,021
NRG Energy, Inc.
(a)
.................. 13,461 515,153
Xcel Energy, Inc. ................... 2,660 170,240
1,086,164
Electrical Equipment — 0.8%
AMETEK, Inc. ..................... 6,008 681,367
Eaton Corp. plc .................... 4,377 583,717
1,265,084
Electronic Equipment, Instruments & Components — 0.2%
Avnet, Inc. ....................... 590 21,311
Flex Ltd.
(b)
........................ 12,946 215,680
TE Connectivity Ltd. ................. 573 63,236
300,227
Energy Equipment & Services — 0.7%
Halliburton Co. .................... 18,415 453,377
Patterson-UTI Energy, Inc. ............ 7,357 85,930
Schlumberger NV .................. 14,568 522,991
1,062,298
Entertainment — 0.4%
(b)
Live Nation Entertainment, Inc. .......... 4,688 356,476
Roku, Inc. ........................ 2,305 130,002
Spotify Technology SA ............... 744 64,207
Warner Bros Discovery, Inc. ............ 3,648 41,952
592,637
Equity Real Estate Investment Trusts (REITs) — 3.4%
Crown Castle, Inc. .................. 5,707 824,947
Equinix , Inc. ...................... 185 105,235
Equity Residential .................. 2,381 160,051
Essex Property Trust, Inc. ............. 4,790 1,160,282
Lamar Advertising Co., Class A ......... 653 53,866
Prologis, Inc. ...................... 11,201 1,138,021

BlackRock Advantage Large Cap Core V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
SBA Communications Corp. ........... 461 $ 131,224
Simon Property Group, Inc. ............ 18,359 1,647,720
5,221,346
Food & Staples Retailing — 0.5%
Costco Wholesale Corp. .............. 910 429,766
Kroger Co. (The) ................... 6,628 289,975
Sysco Corp. ...................... 802 56,709
776,450
Food Products — 1.0%
Archer-Daniels-Midland Co. ............ 2,355 189,460
Bunge Ltd. ....................... 2,077 171,498
Hershey Co. (The) .................. 2,612 575,867
Mondelez International, Inc., Class A ...... 5,995 328,706
Tyson Foods, Inc., Class A ............ 3,313 218,426
1,483,957
Health Care Equipment & Supplies — 1.6%
Abbott Laboratories ................. 6,030 583,463
Boston Scientific Corp.
(b)
.............. 34,143 1,322,358
IDEXX Laboratories, Inc.
(b)
............. 339 110,446
Medtronic plc ..................... 5,565 449,374
2,465,641
Health Care Providers & Services — 4.3%
AmerisourceBergen Corp. ............. 5,062 685,040
Cigna Corp. ...................... 7,716 2,140,959
CVS Health Corp. .................. 5,401 515,093
Elevance Health, Inc. ................ 3,223 1,464,016
McKesson Corp. ................... 1,008 342,589
UnitedHealth Group, Inc. .............. 3,049 1,539,867
6,687,564
Health Care Technology — 0.4%
(b)
Teladoc Health, Inc.
(a)
................ 21,406 542,642
Veeva Systems, Inc., Class A ........... 397 65,457
608,099
Hotels, Restaurants & Leisure — 1.3%
Choice Hotels International, Inc.
(a)
........ 1,232 134,929
Domino's Pizza, Inc. ................. 492 152,618
Royal Caribbean Cruises Ltd.
(a)(b)
........ 2,077 78,718
Texas Roadhouse, Inc. ............... 1,038 90,576
Travel + Leisure Co. ................. 36,961 1,261,109
Yum! Brands, Inc. .................. 2,113 224,697
1,942,647
Household Durables — 0.1%
Lennar Corp., Class A ................ 648 48,308
Whirlpool Corp.
(a)
................... 323 43,544
91,852
Household Products — 2.2%
Colgate-Palmolive Co. ............... 12,427 872,997
Procter & Gamble Co. (The) ........... 20,371 2,571,838
3,444,835
Independent Power and Renewable Electricity Producers — 0.3%
Clearway Energy, Inc., Class C ......... 342 10,893
Vistra Corp. ...................... 18,781 394,401
405,294
Insurance — 2.9%
Allstate Corp. (The) ................. 2,472 307,838
Marsh & McLennan Cos., Inc. .......... 12,168 1,816,561
MetLife, Inc. ...................... 17,587 1,068,938
Security
Shares
Shares Value
Insurance (continued)
Travelers Cos., Inc. (The) ............. 7,922 $ 1,213,650
4,406,987
Interactive Media & Services — 4.6%
(b)
Alphabet, Inc., Class A ............... 31,893 3,050,565
Alphabet, Inc., Class C ............... 24,618 2,367,021
Meta Platforms, Inc., Class A ........... 10,901 1,479,048
Snap, Inc., Class A .................. 29,160 286,351
7,182,985
Internet & Direct Marketing Retail — 3.0%
Amazon.com, Inc.
(b)
................. 32,125 3,630,125
eBay, Inc. ........................ 24,552 903,759
MercadoLibre , Inc.
(b)
................. 134 110,923
4,644,807
IT Services — 3.7%
Accenture plc, Class A ............... 2,135 549,336
Automatic Data Processing, Inc. ......... 4,943 1,118,057
Cognizant Technology Solutions Corp., Class A 12,410 712,830
Gartner, Inc.
(b)
..................... 462 127,831
Mastercard , Inc., Class A .............. 3,560 1,012,250
Okta , Inc., Class A
(b)
................. 2,020 114,877
Visa, Inc., Class A
(a)
................. 11,641 2,068,024
5,703,205
Life Sciences Tools & Services — 2.4%
Agilent Technologies, Inc. ............. 13,160 1,599,598
Bruker Corp. ...................... 2,243 119,014
Danaher Corp. .................... 891 230,137
Mettler -Toledo International, Inc.
(b)
....... 278 301,385
Syneos Health, Inc.
(b)
................ 1,675 78,976
Thermo Fisher Scientific, Inc. ........... 2,521 1,278,626
West Pharmaceutical Services, Inc. ...... 127 31,252
3,638,988
Machinery — 2.6%
Caterpillar, Inc. .................... 1,147 188,200
Deere & Co. ...................... 1,074 358,598
Illinois Tool Works, Inc. ............... 4,971 898,011
Otis Worldwide Corp. ................ 2,004 127,855
PACCAR, Inc. ..................... 10,909 912,974
Snap-on, Inc.
(a)
.................... 3,722 749,425
Timken Co. (The)
(a)
.................. 12,890 761,026
Xylem, Inc. ....................... 267 23,325
4,019,414
Media — 1.6%
Comcast Corp., Class A .............. 25,426 745,745
Fox Corp., Class A .................. 57,230 1,755,816
Fox Corp., Class B
(a)
................. 750 21,375
Interpublic Group of Cos., Inc. (The) ...... 634 16,230
2,539,166
Metals & Mining — 0.3%
Steel Dynamics, Inc. ................. 6,699 475,294
Multiline Retail — 0.7%
Target Corp. ...................... 7,801 1,157,590
Multi-Utilities — 1.8%
CMS Energy Corp. .................. 16,393 954,728
DTE Energy Co. ................... 15,528 1,786,497
2,741,225
Oil, Gas & Consumable Fuels — 3.8%
Chevron Corp. ..................... 12,606 1,811,104
Devon Energy Corp. ................. 6,900 414,897
EOG Resources, Inc.
(a)
............... 12,696 1,418,524

BlackRock Advantage Large Cap Core V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp. .................. 14,917 $ 1,302,403
Marathon Petroleum Corp. ............ 4,743 471,122
Ovintiv , Inc. ....................... 2,935 135,010
Phillips 66 ........................ 1,449 116,964
Valero Energy Corp. ................. 1,847 197,352
5,867,376
Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A .... 1,016 219,354
Pharmaceuticals — 4.9%
Bristol-Myers Squibb Co. .............. 10,506 746,871
Eli Lilly & Co. ..................... 4,845 1,566,631
Johnson & Johnson ................. 14,684 2,398,778
Merck & Co., Inc. ................... 16,988 1,463,007
Perrigo Co. plc .................... 2,815 100,383
Pfizer, Inc. ....................... 18,806 822,951
Zoetis, Inc. ....................... 3,162 468,893
7,567,514
Professional Services — 0.2%
KBR, Inc. ........................ 4,592 198,466
Robert Half International, Inc. ........... 467 35,726
234,192
Real Estate Management & Development — 0.2%
(b)
CBRE Group, Inc., Class A ............ 2,996 202,260
Zillow Group, Inc., Class C ............ 1,785 51,069
253,329
Road & Rail — 1.0%
CSX Corp. ....................... 16,244 432,740
JB Hunt Transport Services, Inc. ........ 378 59,127
Landstar System, Inc. ................ 1,734 250,338
Lyft, Inc., Class A
(b)
.................. 14,491 190,846
Ryder System, Inc. .................. 227 17,136
Schneider National, Inc., Class B ........ 11,715 237,814
Uber Technologies, Inc.
(b)
............. 13,859 367,264
1,555,265
Semiconductors & Semiconductor Equipment — 4.7%
Advanced Micro Devices, Inc.
(b)
......... 3,075 194,832
Analog Devices, Inc. ................. 12,770 1,779,372
Applied Materials, Inc. ............... 8,172 669,532
Intel Corp. ....................... 50,643 1,305,070
KLA Corp. ........................ 968 292,946
Lam Research Corp. ................ 790 289,140
Lattice Semiconductor Corp.
(b)
.......... 4,101 201,810
Monolithic Power Systems, Inc.
(a)
........ 98 35,613
NVIDIA Corp. ..................... 8,427 1,022,954
QUALCOMM, Inc. .................. 5,895 666,017
Semtech Corp.
(b)
................... 6,936 203,988
Silicon Laboratories, Inc.
(b)
............. 5,351 660,527
7,321,801
Software — 10.6%
Adobe, Inc.
(b)
...................... 3,958 1,089,242
Box, Inc., Class A
(b)
................. 5,145 125,487
Cadence Design Systems, Inc.
(b)
........ 910 148,721
Ceridian HCM Holding, Inc.
(b)
........... 10,784 602,610
DocuSign, Inc.
(b)
................... 1,667 89,134
HubSpot , Inc.
(b)
.................... 208 56,185
Intuit, Inc. ........................ 1,124 435,348
Manhattan Associates, Inc.
(a)(b)
.......... 276 36,716
Security
Shares
Shares Value
Software (continued)
Microsoft Corp. .................... 41,172 $ 9,588,959
Palo Alto Networks, Inc.
(b)
............. 1,888 309,235
RingCentral, Inc., Class A
(b)
............ 12,659 505,854
Salesforce, Inc.
(b)
................... 9,383 1,349,651
ServiceNow , Inc.
(b)
.................. 2,934 1,107,908
Splunk , Inc.
(a)(b)
.................... 3,298 248,010
VMware, Inc., Class A ................ 492 52,378
Workday, Inc., Class A
(b)
.............. 3,278 498,977
Zscaler , Inc.
(a)(b)
.................... 1,112 182,779
16,427,194
Specialty Retail — 2.4%
AutoNation, Inc.
(b)
................... 5,597 570,166
AutoZone, Inc.
(b)
................... 30 64,258
Best Buy Co., Inc.
(a)
................. 3,414 216,243
Home Depot, Inc. (The) .............. 5,066 1,397,912
Lowe's Cos., Inc. ................... 5,040 946,562
Penske Automotive Group, Inc. ......... 2,679 263,694
Ulta Beauty, Inc.
(b)
.................. 742 297,683
Williams-Sonoma, Inc. ............... 210 24,749
3,781,267
Technology Hardware, Storage & Peripherals — 6.5%
Apple, Inc. ....................... 62,215 8,598,113
Dell Technologies, Inc., Class C ......... 10,824 369,856
Hewlett Packard Enterprise Co. ......... 61,187 733,020
HP, Inc. ......................... 5,528 137,758
NetApp, Inc. ...................... 3,277 202,683
10,041,430
Textiles, Apparel & Luxury Goods — 0.4%
Lululemon Athletica , Inc.
(b)
............. 2,274 635,719
Ralph Lauren Corp.
(a)
................ 464 39,408
675,127
Tobacco — 0.2%
Altria Group, Inc. ................... 7,572 305,757
Trading Companies & Distributors — 0.2%
(b)
SiteOne Landscape Supply, Inc. ......... 1,125 117,158
United Rentals, Inc. ................. 604 163,152
280,310
Total Common Stocks — 98.9%
(Cost: $174,082,290) ............................. 152,989,059
Total Long-Term Investments — 98.9%
(Cost: $174,082,290) ............................. 152,989,059
Short-Term Securities
Money Market Funds — 5.5%
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 2.79% ................... 1,989,850 1,989,850
SL Liquidity Series, LLC, Money Market Series,
3.29%
(e)
....................... 6,521,962 6,521,962
Total Short-Term Securities — 5.5%
(Cost: $8,511,774) .............................. 8,511,812
Total Investments — 104.4%
(Cost: $182,594,064 ) ............................. 161,500,871
Liabilities in Excess of Other Assets — (4.4)% ............ (6,776,356)
Net Assets — 100.0% .............................. $ 154,724,515

BlackRock Advantage Large Cap Core V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
Shares
Held at
09/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 2,529,816 $ — $ (539,966)
(a)
$ — $ — $ 1,989,850 1,989,850 $ 13,134 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 5,511,369 1,013,794
(a)
— (3,238) 38 6,521,962 6,521,962 9,638
(b)
—
$ (3,238) $ 38 $ 8,511,812 $ 22,772 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Advantage Large Cap Core V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 10 12/16/22 $ 1,801 $ (190,259)
Glossary of Terms Used in this Report
Portfolio Abbreviation
S&P Standard & Poor's
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair
Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/
or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 152,989,059 $ — $ — $ 152,989,059
Short-Term Securities
Money Market Funds ...................................... 1,989,850 — — 1,989,850
$ 154,978,909 $ — $ — $ 154,978,909

BlackRock Advantage Large Cap Core V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Level 1 Level 2 Level 3 Total
Investments Valued at NAV
(a)
..................................... 6,521,962
$ —
$ 161,500,871
$ —
Derivative Financial Instruments
(b)
Liabilities
Equity contracts ........................................... $ (190,259) $ — $ — $ (190,259)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.